Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements

6. Fair Value Measurements

The Company follows the provisions of FASB ASC Topic 820, “Fair Value Measurements and Disclosures,” for the Company’s financial assets and liabilities that are re-measured and reported at fair value at each reporting period and are re-measured and reported at fair value at least annually using a fair value hierarchy that is broken down into three levels. Level inputs are defined as follows:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — other significant observable inputs for the assets or liabilities through corroboration with market data at the measurement date.

Level 3 — significant unobservable inputs that reflect management’s best estimate of what market participants would use to price the assets or liabilities at the measurement date.

The Company categorized its restricted cash, cash equivalents and short-term investments as Level 2 hierarchy. The assets classified as Level 2 have initially been valued at the applicable transaction price and subsequently valued, at the end of each reporting period, using other market observable data. Observable market data points include quoted prices, interest rates, reportable trades and other industry and economic events. The Company’s Thera Warrant is categorized as Level 3 hierarchy. The estimated fair value inputs utilizing the asset-based approach include the stage of enterprise development, terms of existing contractual arrangements of the entity’s equity securities, the achievement of milestones and other unobservable inputs. Financial assets measured at fair value on a recurring basis are summarized as follows, in thousands:

Description	At June 30, 2016	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Restricted cash	$50	$—	$50	$—
Cash equivalents	3,000	—	3,000	—
Short-term investments	2,000	—	2,000	—
Thera Warrant	5	—	—	5

Total	$5,055	$—	$5,050	$5

Description	At December 31, 2015	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Restricted cash	$50	$—	$50	$—
Cash equivalents	2,500	—	2,500	—
Short-term investments	5,500	—	5,500	—

Total	$8,050	$—	$8,050	$—

The following table presents additional information about assets measured at fair value on a recurring basis and for which the Company utilizes Level 3 inputs to determine fair value, in thousands:

	3 Months Ended June 30, 2016	6 Months Ended June 30, 2016
Balance, beginning of period	$—	$—
Fair value of Thera Warrant	5	5

Balance, end of period	$5	$5

Fair Value of Financial Instruments

The carrying amounts reported in the balance sheet for restricted cash, cash equivalents, short-term investments, accounts payable and accrued expenses approximate their fair values due to their short-term nature.

4. Fair Value Measurements

The Company follows the provisions of FASB ASC Topic 820, “Fair Value Measurements and Disclosures,” for the Company’s financial assets and liabilities that are re-measured and reported at fair value at each reporting period and are re-measured and reported at fair value at least annually using a fair value hierarchy that is broken down into three levels. Level inputs are defined as follows:

Level 1	—	quoted prices in active markets for identical assets or liabilities.

Level 2	—	other significant observable inputs for the assets or liabilities through corroboration with market data at the measurement date.

Level 3	—	significant unobservable inputs that reflect management’s best estimate of what market participants would use to price the assets or liabilities at the measurement date.

The Company categorized its restricted cash, cash equivalents and short-term investments as Level 2 hierarchy. The assets classified as Level 2 have initially been valued at the applicable transaction price and subsequently valued, at the end of each reporting period, using other market observable data. Observable market data points include quoted prices, interest rates, reportable trades and other industry and economic events. Financial assets measured at fair value on a recurring basis are summarized as follows, in thousands:

Description	December 31, 2015	Quoted Prices In Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Restricted cash	$50	$—	$50	$—
Cash equivalents	2,500	—	2,500	—
Short-term investments	5,500	—	5,500	—

Total	$8,050	$—	$8,050	$—

Description	December 31, 2014	Quoted Prices In Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Restricted cash	$50	$—	$50	$—
Cash equivalents	4,000	—	4,000	—

Total	$4,050	$—	$4,050	$—